Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 7,718,655	$ 762,929
Restricted bank balance	12,195,847	7,497,052
Trade accounts receivable	41,592	5,275,047
Inventories	412,743	315,576
Other receivable and prepayments	1,847,968	724,093
Total Current Assets	22,216,805	14,574,697
Non-Current Assets
Restricted bank balance	8,500,000	8,500,000
Property, plant and equipment	449,453,242	426,040,639
Derivative financial instrument	5,610,000	9,263,296
Advances to contractor	204,000	15,223,215
Total Non-Current Assets	463,767,242	459,027,150
Total Assets	485,984,047	473,601,847
Current Liabilities
Borrowings	160,496,134	171,696,134
Trade and accounts payables	40,253,609	17,242,748
Lease liabilities	9,003,395	6,316,342
Derivative warrant liability	314,188	4,245,780
Contract liabilities	2,539,404	6,222,055
Other payable	130,000,000	74,253,965
Total Current Liabilities	342,606,730	279,977,024
Non-Current Liabilities
Borrowings	1,386,469	1,782,603
Lease liabilities	82,987,919	84,557,069
Employees' end of service benefits	112,133	134,200
Asset retirement obligation	2,124,299	2,056,259
Total Non-Current Liabilities	86,610,820	88,530,131
Equity
Share capital	8,804	8,804
Share premium	101,777,058	101,777,058
Statutory reserve	680,643	680,643
(Accumulated losses) / Retained earnings	(116,091,795)	(67,763,600)
Shareholder's account	70,391,787	70,391,787
Total Equity Attributable to the Shareholders	56,766,497	105,094,692
Total Liabilities and Equity	$ 485,984,047	$ 473,601,847